SHORT-TERM AND LONG-TERM DEBT - Interest Rate Information (Details)	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Three month U.S. Dollar LIBOR rate (in percentage)	0.00%	5.59%
Secured Overnight Financing Rate ("SOFR"), closing rate (as a percent)	0.0449	0.0538
Effective Federal Funds Rate ("EEFR"), closing rate (in percentage)	0.0433	0.0533
Three month Norwegian kroner NIBOR rate (in percentage)	4.68%	4.73%
Floating Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate (in percentage)	5.96%	6.49%
Lease debt financing due through 2033
Debt Instrument [Line Items]
Weighted average interest rate (in percentage)	5.06%	5.41%
Fixed Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate (in percentage)	8.40%	8.46%